Benefit Plans - Target Asset Allocation Percentages (Details)	12 Months Ended	24 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Actuarial long term rate on plan assets	7.00%
Large-Cap stocks
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Defined Benefit Plan, Target Allocation Percentage		Not to exceed 68%
Small-Cap stocks
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Defined Benefit Plan, Target Allocation Percentage		Not to exceed 23%
Mid-Cap stocks
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Defined Benefit Plan, Target Allocation Percentage		Not to exceed 23%
International equity securities
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Defined Benefit Plan, Target Allocation Percentage		Not to exceed 30%
Fixed income investments
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Defined Benefit Plan, Target Allocation Percentage		Not to exceed 35%
Alternative investments
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Defined Benefit Plan, Target Allocation Percentage		Not to exceed 19%